Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Property and equipment
7.	Property and Equipment

	Equipment	Furniture and Fixtures	Computers	Total

Cost
Balance, December 31, 2022	$50,516	$8,365	$2,759	$61,640
Additions	2,658	8,533	-	11,191
Foreign currency translation	-	-	61	61
Balance, December 31, 2023	$53,174	$16,898	$2,820	$72,892
Additions	9,160	-	-	9,160
Foreign currency translation	-	-	(54)	(54)
Balance, September 30, 2024	$62,334	$16,898	$2,766	$81,998

Accumulated depreciation
Balance, December 31, 2022	$7,052	$548	$505	$8,105
Depreciation	8,680	2,414	555	11,649
Foreign currency translation	-	-	19	19
Balance, December 31, 2023	$15,732	$2,962	$1,079	$19,773
Depreciation	7,492	1,811	412	9,715
Foreign currency translation	-	-	(18)	(18)
Balance, September 30, 2024	$23,224	$4,773	$1,473	$29,470

Net book value
December 31, 2023	$37,442	$13,936	$1,741	$53,119
September 30, 2024	$39,110	$12,125	$1,293	$52,528

During the nine months ended September 30, 2024, and 2023, the Company capitalized depreciation of $1,936 and $914, respectively as part of the production of inventory.

7.	Property and Equipment

	Equipment	Furniture and Fixtures	Computers	Total

Cost
Balance, December 31, 2021	$32,482	$-	$-	$32,482
Additions	24,222	8,365	2,940	35,527
Disposal	(6,188)	-	-	(6,188)
Foreign currency translation	-	-	(181)	(181)
Balance, December 31, 2022	$50,516	$8,365	$2,759	$61,640
Additions	2,658	8,533	-	11,191
Disposal				-
Foreign currency translation			61	61
Balance, December 31, 2023	$53,174	$16,898	$2,820	$72,892

Accumulated depreciation
Balance, December 31, 2021	$2,757	$-	$-	$2,757
Depreciation	5,437	548	527	6,512
Disposal	(1,142)	-	-	(1,142)
Foreign currency translation	-	-	(22)	(22)
Balance, December 31, 2022	$7,052	$548	$505	$8,105
Depreciation	8,680	2,414	555	11,649
Foreign currency translation			19	19
Balance, December 31, 2023	$15,732	$2,962	$1,079	$19,773

Net book value
December 31, 2022	$43,464	$7,817	$2,254	$53,535
December 31, 2023	$37,442	$13,936	$1,741	$53,119

During the years ended December 31, 2023 and 2022, the Company capitalized depreciation of $1,354 and $1,478, respectively as part of the production of inventory.